Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	74 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026
Smead Value Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Smead Value Fund (Class A/SVFAX) with sales charge
Average Annual Return, Percent		22.89%	8.41%		11.92%
Smead Value Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Smead Value Fund (Class C/SVFCX)
Average Annual Return, Percent		29.57%	9.03%	17.65%
Smead Value Fund - Class I1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Smead Value Fund (Class I1/SVFFX)
Average Annual Return, Percent		30.70%	9.98%		12.86%
Smead Value Fund - Class R1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Smead Value Fund (Class R1/SVFDX)
Average Annual Return, Percent		29.77%	9.35%		12.23%
Smead Value Fund - Class R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Smead Value Fund (Class R2/SVFKX)
Average Annual Return, Percent		29.97%	9.43%		12.67%
Smead Value Fund - Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Smead Value Fund (Class Y/SVFYX)
Average Annual Return, Percent		30.80%	10.07%		12.99%
Smead Value Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Smead Value Fund (Investor Class/SMVLX)
Average Annual Return, Percent		30.31%	9.67%		12.55%
Smead International Value Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Smead International Value Fund (Class A/SVXAX) with sales charge
Average Annual Return, Percent		39.20%	15.51%		13.29%
Smead International Value Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Smead International Value Fund (Class C/SVXCX)
Average Annual Return, Percent		46.79%	16.23%		13.30%
Smead International Value Fund - Class I1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Smead International Value Fund (Class I1/SVXFX)
Average Annual Return, Percent		48.15%	17.22%		14.28%
Smead International Value Fund - Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Smead International Value Fund (Class Y/SVXYX)
Average Annual Return, Percent		48.27%	17.38%		14.43%
Smead International Value Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Smead International Value Fund (Investor Class/SVXLX)
Average Annual Return, Percent		47.89%	17.08%		14.13%
Without Sales Load [Member] | Smead Value Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Smead Value Fund (Class A/SVFAX)
Average Annual Return, Percent		30.38%	9.70%		12.58%
Without Sales Load [Member] | Smead International Value Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Smead International Value Fund (Class A/SVXAX)
Average Annual Return, Percent		47.70%	16.89%		13.96%
S&P 500® Index (Total Return) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index (Total Return)
Average Annual Return, Percent		29.78%	14.15%	11.52%	15.65%
MSCI All Country World Index ex-USA (Net-USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index ex-USA (Net-USD)
Average Annual Return, Percent		32.77%	8.77%		9.82%
Russell 1000® Value Index (Total Return) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index (Total Return)
Average Annual Return, Percent		28.55%	10.42%	8.73%	11.37%
MSCI EAFE Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index Net
Average Annual Return, Percent		22.80%	8.79%		9.28%